Business Combinations - Identifiable intangible assets (Details) - USD ($) $ in Thousands	May 11, 2020	Oct. 15, 2019	Apr. 03, 2019	Oct. 01, 2018
Code Barrel
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 15,900
Code Barrel | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		4 years
Code Barrel | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		3 years
Code Barrel | Trade name
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)		1 year
Code Barrel | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 15,900
Code Barrel | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets		13,700
Code Barrel | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets		1,800
Code Barrel | At fair value | Trade name
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 400
Halp
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 5,350
Halp | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	6 years
Halp | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	6 years
Halp | Trade name
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)	1 year
Halp | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 5,350
Halp | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets	4,400
Halp | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets	850
Halp | At fair value | Trade name
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 100
AgileCraft
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 52,900
AgileCraft | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			5 years
AgileCraft | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			7 years
AgileCraft | Backlog
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)			3 years
AgileCraft | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 52,900
AgileCraft | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets			34,600
AgileCraft | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets			16,900
AgileCraft | At fair value | Backlog
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 1,400
OpsGenie
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 87,900
OpsGenie | Developed technology
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)				5 years
OpsGenie | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)				10 years
OpsGenie | Trade name
Disclosure of detailed information about business combination [line items]
Useful lives of intangible assets (in years)				5 years
OpsGenie | At fair value
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 87,900
OpsGenie | At fair value | Developed technology
Disclosure of detailed information about business combination [line items]
Intangible assets				35,600
OpsGenie | At fair value | Customer relationships
Disclosure of detailed information about business combination [line items]
Intangible assets				48,600
OpsGenie | At fair value | Trade name
Disclosure of detailed information about business combination [line items]
Intangible assets				$ 3,700